Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Kat Gold Holdings Corp.
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Central Index Key	0001412126
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	298,644,500
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 6,309
Security deposits	6,050	10,750
TOTAL CURRENT ASSETS	12,359	10,750
TOTAL ASSETS	12,359	10,750
CURRENT LIABILITIES
Outstanding checks in excess of bank balance		71
TOTAL CURRENT LIABILITIES		71
STOCKHOLDERS' EQUITY
Preferred stock, $.001 par value, 5,000,000 shares authorized, no shares issued or outstanding
Common stock, $.001 par value, 500,000,000 shares authorized, 298,644,500 shares issued or outstanding at December 31, 2011 and December 31, 2010, respectively	298,645	163,645
Additional paid in capital	132,189,630	113,312,040
Deficit accumulated during the development stage	(132,475,916)	(113,465,006)
TOTAL STOCKHOLDERS' EQUITY	12,359	10,679
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 12,359	$ 10,750

BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	298,644,500	298,644,500
Common stock, shares outstanding	298,644,500	298,644,500

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		73 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
REVENUES:
Sales
Cost of sales
Gross profit
EXPENSES:
Wages		121,299	121,299
Geologist and geophysicist		105,579	105,579
Accounting and legal	80,567	185,943	266,510
Office and other expenses	343	13,685	14,028
Vehicle expenses		6,692	6,692
Claim option expenses	30,000	22,500	52,500
Drilling and excavation		189,280	189,280
Travel and entertainment		16,429	16,429
Assay and related		66,649	103,599
Total expenses	110,910	728,056	875,916
Loss from operations	(110,910)	(728,056)	(875,916)
Impairment of mineral rights and properties purchased from related party	(18,900,000)		(18,900,000)
Impairment of Handcamp division property purchase		(112,700,000)	(112,700,000)
Total impairments	(18,900,000)	(112,700,000)	(131,600,000)
Loss before income taxes	(19,010,910)	(113,428,056)	(132,475,916)
Provision for income taxes
NET LOSS	$ (19,010,910)	$ (113,428,056)	$ (132,475,916)
Basic and fully diluted net loss per share	$ (0.11)	$ (1.36)	$ (1.01)
Weighted average common shares outstanding	176,582,000	83,144,500	131,647,854

STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Common Stock	Additional Paid-in Capital	Retained Deficit	Total
Beginning Balance, amount at Dec. 04, 2005	$ 2,645	$ 36,950	$ (36,950)	$ 2,645
Beginning Balance, shares at Dec. 04, 2005	2,644,500			2,644,500
Expenditures made by related party on Company's behalf		736,090		736,090
Purchase of Hancamp division property, shares	161,000,000			161,000,000
Purchase of Hancamp division property, value	161,000	112,539,000		112,700,000
Net loss for the period			(113,428,056)	(113,428,056)
Ending Balance, amount at Dec. 31, 2010	163,645	113,312,040	(113,465,006)	10,679
Ending Balance, shares at Dec. 31, 2010	163,644,500			163,644,500
Expenditures made by related party on Company's behalf		112,590		112,590
Purchase of mineral rights and properties from related party, shares	135,000,000			135,000,000
Purchase of mineral rights and properties from related party, value	135,000	18,765,000		18,900,000
Net loss for the period			(19,010,910)	(19,010,910)
Ending Balance, amount at Dec. 31, 2011	$ 298,645	$ 132,189,630	$ (132,475,916)	$ 12,359
Ending Balance, shares at Dec. 31, 2011	298,644,500			298,644,500

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		73 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (19,010,910)	$ (113,428,056)	$ (132,475,916)
Adjustments to reconcile net loss to net cash (used in) operations:
Recapitalization of equity due to reverse merger		2,645	2,645
Impairment of Handcamp estimated value		112,700,000	112,700,000
Impairment of mineral rights and properties purchased from related party	18,900,000		18,900,000
Changes in operating assets and liabilities:
Security deposits	4,700	(10,750)	(6,050)
Outstanding checks in excess of bank balance	(71)	71
NET CASH (USED IN) OPERATING ACTIVITIES	(106,281)	(736,090)	(879,321)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions from related party	112,590	736,090	885,630
NET CASH PROVIDED BY FINANCING ACTIVITIES	112,590	736,090	885,630
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6,309		6,309
CASH AND CASH EQUIVALENTS BEGINNING OF THE YEAR
CASH AND CASH EQUIVALENTS END OF THE YEAR	6,309		6,309
NON-CASH FINANCING ACTIVITIES:
Purchase of Handcamp property via issuance of shares		112,539,000	112,539,000
Purchase of KATX mineral rights and properties via issuance of shares	$ 18,900,000		$ 18,900,000

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies
Significant Accounting Policies [Text Block]

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Activity

Kat Gold Holdings Corp. (the “Company”) was incorporated in the State of Nevada on June 6, 2007.  Following its acquisition of Handcamp on June 4, 2010, a gold property located in the Province of Newfoundland and Labrador, Canada (“Handcamp”), the Company changed its business model to that of a mineral acquisition, exploration and development company focused primarily on gold properties.  On August 26, 2010, the Company’s name was changed from Bella Viaggio, Inc. to Kat Gold Holdings Corp.  As of this annual report, the Company has not generated any revenues but has incurred expenses related to the drilling and exploration of Handcamp. The Company has commenced exploratory drilling operations on the Handcamp property and sent core samples obtained for analysis.  The Company is currently awaiting the results of these core samples.

The Company has not yet earned any revenue from operations. Accordingly, the Company’s activities have been accounted for as those of a “Development Stage Enterprise” as set forth in Financial Accounting Standards Board Statement ASC 915 (“FASB ASC 915”). Among the disclosures required by FASB ASC 915 are that the Company’s financial statements be identified as those of a development stage operation, and that the statements of operations, stockholders’ equity and cash flows disclose activity since the date of the Company’s inception.

Accounting Basis

The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP” accounting). The Company has adopted a December 31 fiscal year end.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Cash and Cash Equivalents - For purposes of the Statements of Cash Flows, the Company considers highly liquid investments with an original maturity of three months or less to be cash equivalents.

Comprehensive Income (Loss) The Company reports comprehensive income and its components following guidance set forth by section 220-10 of the FASB Accounting Standards Codification which establishes standards for the reporting and display of comprehensive income and its components in the consolidated financial statements. There were no items of comprehensive income (loss) applicable to the Company during the period covered in the financial statements.

Long-Lived Assets - The Company evaluates the recoverability of its fixed assets and other assets in accordance with section 360-10-15 of the FASB Accounting Standards Codification for disclosures about Impairment or Disposal of Long-Lived Assets. Disclosure requires recognition of impairment of long-lived assets in the event the net book value of such assets exceeds its expected cash flows. If so, it is considered to be impaired and is written down to fair value, which is determined based on either discounted future cash flows or appraised values. The Company adopted the statement on inception. No impairments of these types of assets were recognized during the years ended December 31, 2011 and 2010.

Risk and Uncertainties - The Company is subject to risks common to companies in the mining industry, including, but not limited to, litigation, development of new technological mining innovations and dependence on key personnel.

Advertising Costs - Advertising costs are expensed as incurred. The Company does not incur any direct-response advertising costs.

Income Taxes - Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized. It is the Company’s policy to classify interest and penalties on income taxes as interest expense or penalties expense. As of December 31, 2011, there have been no interest or penalties incurred on income taxes.

Fair Value of Financial Statements - The Company’s financial instruments consist of cash and security deposits. The carrying amount of these financial instruments approximates fair value due to either length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Loss Per Share - Net loss per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification. Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during each period. There were no potentially dilutive shares outstanding as of December 31, 2011 and 2010.

Recent Accounting Pronouncements - The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements will cause a material impact on its financial condition or the results of its operations.

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on its consolidated financial condition or the consolidated results of its operations.

In July 2010, the FASB amended the requirements for Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses. The new disclosures as of the end of the reporting period are effective for the fiscal year ending December 31, 2010, while the disclosures about activity that occurs during a reporting period were effective for the first fiscal quarter of 2011. The adoption of this guidance did not impact the Company’s results of operations or financial position.

In January 2010, the FASB issued authoritative guidance regarding fair value measures and disclosures. The guidance requires disclosure of significant transfers between level 1 and level 2 fair value measurements along with the reason for the transfer. An entity must also separately report purchases, sales, issuances and settlements within the level 3 fair value roll forward. The guidance further provides clarification of the level of disaggregation to be used within the fair value measurement disclosures for each class of assets and liabilities and clarified the disclosures required for the valuation techniques and inputs used to measure level 2 or level 3 fair value measurements. This new authoritative guidance is effective for the Company in fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of this guidance did not impact the Company’s results of operations or financial position.

In September 2011, the FASB issued ASU 2011-08 which provides an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test for goodwill impairment.  If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required.  Otherwise, no further testing is required. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The Company does not expect that the adoption of this standard will have a material impact on the Company’s results of operations, cash flows or financial condition.

In December 2011, FASB issued Accounting Standards Update 2011-11, “Balance Sheet - Disclosures about Offsetting Assets and Liabilities” to enhance disclosure requirements relating to the offsetting of assets and liabilities on an entity's balance sheet. The update requires enhanced disclosures regarding assets and liabilities that are presented net or gross in the statement of financial position when the right of offset exists, or that are subject to an enforceable master netting arrangement. The new disclosure requirements relating to this update are retrospective and effective for annual and interim periods beginning on or after January 1, 2013. The update only requires additional disclosures, as such, the Company does not expect that the adoption of this standard will have a material impact on the Company’s results of operations, cash flows or financial condition.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Statement of Cash Flows, Supplemental Disclosures
Cash Flow, Supplemental Disclosures [Text Block]

NOTE 2 SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the years ended December 31, 2011 and 2010 are summarized as follows:

Cash paid during the years for interest and income taxes:

	2011	2010
Income Taxes	$—	$—
Interest	$—	$—

Going Concern and Uncertainty	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Going Concern Note

NOTE 3 GOING CONCERN AND UNCERTAINTY

The Company has suffered recurring losses from operations since inception. In addition, the Company has yet to generate an internal cash flow from its business operations. These factors raise substantial doubt as to the ability of the Company to continue as a going concern.

Management’s plans with regard to these matters encompass the following actions: 1) to raise financing to enable it to continue its locate, explore and develop mineral properties as well as to generate working capital, and 2) to sell mineral properties that it has located, explored and developed by attempting to enter into joint ventures with, or to sell interests in any property it manages to develop to, a major mining company. The Company’s continued existence is dependent upon its ability to resolve its lack of liquidity and begin generating profits in its current business operations. However, the outcome of management’s plans cannot be ascertained with any degree of certainty. The accompanying financial statements do not include any adjustments that might result from the outcome of these risks and uncertainties.

Development Stage Risk	12 Months Ended
Dec. 31, 2011
Development Stage Enterprises {1}
Development Stage Enterprise General Disclosures [Text Block]

NOTE 4 DEVELOPMENT STAGE RISK

Since its inception, the Company has been dependent upon the receipt of capital investment to fund its continuing activities. In addition to the normal risks associated with a new business venture, there can be no assurance that the Company’s business plan will be successfully executed. The Company’s ability to execute its business plan will depend on its ability to obtain additional financing and achieve a profitable level of operations. There can be no assurance that sufficient financing will be obtained. Further, the Company cannot give any assurance that it will generate substantial revenues or that its business operations will prove to be profitable.

Material Event (Purchase of Handicamp Property)	12 Months Ended
Dec. 31, 2011
Business Combinations
Business Combination Disclosure [Text Block]

NOTE 5 MATERIAL EVENT (PURCHASE OF HANDCAMP PROPERTY)

During the year ended December 31, 2010, the Company acquired (the “Acquisition”) 100% of “Handcamp,” a gold property, from Kat Exploration, Inc. (“KATX”) in exchange for 161,000,000 shares of the Company’s common stock.

Under the terms of the agreement governing the Acquisition, the Company issued 65,000,000 shares of its common stock to KATX on September 4, 2010, and the remaining 96,000,000 shares of its common stock were issued to KATX on September 14, 2010.

The common shares were valued at $0.70 per share, the closing stock price on the date of the closing, resulting in recorded goodwill of $112,700,000. The Company’s management, upon review, determined that such amount might not be fully recoverable due to future cash flows being an uncertainty and an adjustment to write down the property was recorded.

Material Contracts	12 Months Ended
Dec. 31, 2011
Extractive Industries
Mineral Industries Disclosures [Text Block]

NOTE 6 MATERIAL CONTRACTS

KATX entered into a Diamond Drilling Contract dated February 24, 2010 in which Cabo Drilling (Atlantic) Corp. agreed to provide certain drilling services at the Handcamp property. The contract covered various rates, which in the opinion of management represented market value rates, for mobilization and demobilization, overburden penetration (pipe and casing), core drilling, surveys and tests, etc. A security deposit of approximately $10,000 was made prior to commencement of mobilization and services were provided under this contract from July through September 2010 and all such services were paid for by KATX on behalf of the Company as it acquired rights to the property in June 2010.

On November 23, 2011, the Company entered into an asset purchase agreement by and between the Company and KATX. The Company acquired 100% of the mineral rights that KATX then held in and to the mineral properties Rusty Ridge, Collier’s, North Lucky and South Lucky, from KATX solely in exchange for 135,000,000 shares of the Company’s common stock.

Increase in Authorized Common Shares and Name Change	12 Months Ended
Dec. 31, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 7 INCREASE IN AUTHORIZED COMMON SHARES AND NAME CHANGE

On July 7, 2010, the board of directors of the Company and shareholders owning a majority of its issued and outstanding shares of common stock of the Company voted to approve (i) an increase in its authorized common shares to 500,000,000 shares and (ii) a change in the Company’s name to Kat Gold Holdings Corp. to better reflect the nature of its operations. The Company’s articles of incorporation were amended accordingly on August 2, 2010.

Loss Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share
Earnings Per Share [Text Block]

NOTE 8 LOSS PER SHARE

Loss per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the period. Basic and diluted loss per share was the same for the year ended December 31, 2011 as well as for the year ended December 31, 2010.

Commitment and Contingencies	12 Months Ended
Dec. 31, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure [Text Block]

NOTE 9 COMMITMENTS AND CONTINGENCIES

Certain of the Company’s officers and directors are involved in other related business activities and most likely will become involved in other business activities in the future.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Tax Disclosure [Text Block]

NOTE 10 INCOME TAXES

For the years ended December 31, 2011 and 2010, the Company has incurred net losses and, therefore, has no tax liability. The net deferred tax asset generated by the loss carry-forward has been fully reserved. The cumulative net operating loss carry-forward is approximately $871,000 at December 31, 2011, and will begin to expire in the year 2025.

The provision for Federal income tax consists of the following at December 31:

	2010	2009
Federal income tax attributable to:
Current operations	$305,000	$266,000
Less: valuation allowance	(305,000)	(266,000)

The cumulative tax effect at the expected rate of 35% of significant items comprising our net deferred tax amount is as follows:

	2011	2010
Deferred tax asset attributable to:
Net operating loss carryover	$305,000	$266,000
Less: valuation allowance	(305,000)	(266,000)
Net deferred tax asset	$-	$-

The valuation allowance increased by $39,000 and $255,000 in the years 2011 and 2010, respectively.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards for federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 11 RELATED PARTY TRANSACTIONS

The Company has received support from a party related through common ownership and directorship. All of the expenses herein have been borne by this entity on behalf of the Company and the direct vendor payments are treated as capital contributions in the accompanying financial statements.

In 2011, the Company received proceeds from common stock issued by the above mentioned related party and also made direct disbursements to such related party’s vendors as a conduit. At year end, all amounts were cleared up with the related party.